Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Numerator
Net loss attributable to owners of the Company	$ (15,833)	$ (5,333)	$ (2,635)
Denominator
Weighted average number of shares - Basic and Diluted	11,733	10,952	4,820
Basic and Diluted (loss) per share	$ (1.35)	$ (0.49)	$ (0.55)